Revenue Analysis and Segment Information	12 Months Ended
Dec. 31, 2023
Revenue Analysis and Segment Information [Abstract]
REVENUE ANALYSIS AND SEGMENT INFORMATION
15.	REVENUE ANALYSIS AND SEGMENT INFORMATION

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from Commodity trading.

Disaggregated information of revenues by business lines are as follows:

	FY 2023		FY 2022		FY 2021
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	68,409	74.1%	255,586	98.3%	275,204	94.6%
Cryptocurrency mining	18,898	20.4%	329	0.1%	15,427	5.3%
Other	5,109	5.5%	4,113	1.6%	159	0.1%
Total	92,416	100.0%	260,026	100.0%	290,790	100.0%

The Company’s operations are all based in the PRC, hence, management do not prepare disaggregated information of revenues by geographic locations.

Segment Reporting

SOS Ltd. (“SOS”) refers to the ultimate parent or the registrant, a Cayman Islands exempt company.

China SOS Ltd (“China SOS”) is a Hong Kong corporation.

WFOE refers to Qingdao SOS Investment Management Co., Ltd. (“WFOE”), a PRC corporation.

VIE refers to Qingdao SOS Industrial Holding Co., Ltd. (“VIE”), a PRC corporation.

Subsidiaries outside China include Yong Bao Two Ltd. (“YBT,” a British Virgin Islands company), FWD Ltd. (“FWD,” British Virgin Islands company), SOS Information Technology New York Inc.(“SOSNY,” a New York corporation), FD LLC (“FD,” a Nevada corporation), Future Technology Global Ltd. (“FTHK,” a Hong Kong corporation), Canada XX Exchange Ltd.(“CXXE,” a Canada corporation) and US XX Exchange Ltd. (“USXXE,” a Colorado corporation).

Subsidiaries inside China refers to the VIE’s subsidiaries, including SOS Information Technology Co.,Ltd (“SOSIT”), Inner Mongolia SOS Insurance Agency Co., Ltd (“IMSOS”); and directly owned subsidiaries including SOS International Trading Co., Ltd (“SOSINT”), Qingdao SOS Investment LLP (“SOSIL”), Qingdao SOS Digital Technologies Ltd. (“SOSDT”), Common Prosperity Technology Co., Ltd. (“SOSCP”), SOS Ronghe Digital Technology Co., Ltd. (“SOSRD”), Weigou International Trading Co., Ltd (“SOSWI”), Shuyun International Trading Co., Ltd (“SOSSI”), SOS Auto Service Co., Ltd. (“SOSAS”), and Chexiaoer Technology Co., Ltd (“SOSCX”).

	For the Years Ended December 31,
	2023	2022	2021
Reportable segment revenues	$92,416	$260,026	$290,790
Revenue, net – Commodity trading	68,456	255,575	268,489
Revenue, net – Others	24,592	5,971	23,018
Eliminations	(632)	(1,520)	(717)
Cost of revenues	(78,234)	(270,597)	(277,879)
Cost of revenues-Commodity trading	(68,983)	(250,301)	(264,764)
Cost of revenues-Others	(9,883)	(20,296)	(13,114)
Eliminations	632	-	(1)

Reconciling Items
Selling, general and administrative	(7,081)	(189,521)	(19,064)
Depreciation and amortization	(4,975)	(7,960)	(4,007)
Impairment of intangible assets	(970)	(8,425)	(925)
Interest income	-	424	-
Other expense	(978)	(15,131)	(9,358)
Current income tax expense	(631)	(536)	(3)
Net loss	(6,421)	(230,212)	(52,425)

Note Revenue - net, others refers to revenue generated from cryptocurrency mining and other revenue

The following financial information has been prepared to illustrate the consolidated financial position as at December 31, 2022 and 2023 and cash flows and profit or loss and other comprehensive income for the years ended December 31, 2022 and 2023 for (i) SOS Ltd; (ii) China SOS Ltd.; (iii)WFOE; (iv) VIE; (v) Subsidiaries outside China (vi)Subsidiaries inside China. The financial information of SOS Ltd. has been extracted from: SOS Ltd’s audited consolidated statements of financial position as of December 31, 2022 and 2023, and the related consolidated statements of profit or loss and other comprehensive income and cash flows for the years ended December 31, 2021, 2022 and 2023 and the related notes, included elsewhere in this annual report.

Condensed consolidated Statements of comprehensive of loss

(US$ thousands, except share data and per share data, or otherwise noted)

	31-Dec-23
					Subsidiaries	Subsidiaries		China SOS			Inter-	Subsidiaries Outside	Subsidiaries Inside
	SOS Ltd	China SOS Ltd	WFOE	VIE	Outside China	Inside China	SOS Ltd. Adjustment(a)	Ltd Adjustment(a)	WFOE Adjustment	VIE Adjustment	company Elimination	China Adjustment(b)	China Adjustment	SOS Ltd. Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	-	-	-	21,895	71,153	-	-	-	-	(632)	-	-	92,416
COST OF REVENUES	-	-	-		7,225	71,641	-	-	-	-	(632)	-	-	78,234
GROSS PROFIT	-	-	-	-	14,670	(488)	-	-	-	-	-	-	-	14,182
OPERATING EXPENSES:
General and administrative	4,047	(1,151)	68	-	7,457	637	-	-	-	-	-	-	-	11,058
Share-based compensation	7,264	-	-		-	-	-	-	-	-	-	-	-	7,264
Selling expense	-	-	-	-	-	672	-	-	-	-	-	-	-	672
Profit (Loss) on evaluation
Total operating expenses	11,311	(1,151)	68	-	7,457	1,309	-	-	-	-	-	-	-	18,994
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Loss on acquisition
Other income(expense), net	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Total other (expenses) income, net	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Income from investments
INCOME(LOSS) BEFORE INCOME TAXES	(11,311)	1,218	(67)	-	7,418	(3,048)	-	-	-	-	-	-	-	(5,790)
INCOME TAXES						631								631
NET INCOME(LOSS) - CONTINUING OPERATION	(11,311)	1,218	(67)	-	7,418	(3,679)	-	-	-	-	-	-	-	(6,421)
Non-controlling interest	-	-	-	-	2,777	(7)	-	-	-	-	-	-	-	2,770
DISCONTINUED OPERATIONS:
Gain from discontinued operations	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Equity earnings in subs outside China	(11,311)	1,218	(67)	-	10,195	-	-	-	-	-	-	-	-	35
Equity earnings in subs and VIES inside China	-	-	-	-	-	(3,686)	-	-	-	-	-	-	-	(3,686)
NET PROFIT(LOSS)	(11,311)	1,218	(67)	-	10,195	(3,686)	-	-	-	-	-	-	-	(3,651)

OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-	-	-	-	-	-	-	-	-	-	-
COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-

	31-Dec-22
	SOS Ltd	China SOS Ltd	WFOE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd Adjustment (a)	WFOE Adjustment	VIE Adjustment	Inter- company Elimination	Subsidiaries Outside China Adjustment(b)	Subsidiaries Inside China Adjustment	Conso Working	SOS Ltd. Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	212	-	-	424	260,911	-	-	-	-	(1,521)	-	-	260,026	260,026
COST OF REVENUES	-	3,273	-	-	14,311	253,013	-	-	-	-	-	-	-	270,597	270,597
GROSS PROFIT	-	(3,061)	-	-	(13,887)	7,898	-	-	-	-	(1,521)	-	-	(10,571)	(10,571)
OPERATING EXPENSES:
General and administrative	12,623	95,343	(59)		64,190	10,128	-	-	-	-	(1,521)	-	-	180,704	180,704
Share-based compensation	14,714	-	-	-	-	-	-	-	-	-	-	-	-	14,714	14,714
Selling expense	-	-	-	-	-	8,556	-	-	-	-	-	-	-	8,556	8,556
Profit (Loss) on evaluation
Total operating expenses	27,337	95,343	(59)	-	64,190	18,684	-	-	-	-	(1,521)	-	-	203,974	203,974
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	53	(16,111)	(59)		(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Loss on acquisition
Other income(expense),net	53	(16,111)	(59)	-	(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Interest expense	-	-	-	-	424	-	-	-	-	-	-	-	-	424	(424)
Total other (expenses) income, net	-	-	-	-	-	-	-	-	-	-	-	-	-	(15,131)	(15,131)
Income from investments
INCOME(LOSS) BEFORE INCOME TAXES	(27,284)	(114,515)	-	-	(79,283)	(8,594)	-	-	-	-	-	-	-	(229,676)	(229,676)
INCOME TAXES	-	-	-	-	-	536	-	-	-	-	-	-	-	536	536
NET INCOME(LOSS) - CONTINUING OPERATION	(27,284)	(114,515)	-	-	(79,283)	(9,130)	-	-	-	-	-	-	-	(230,212)	(230,212)
Non-controlling interest	-	-	-	-	1,040	(14)	-	-	-	-	-	-	-	1,026	1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations	17,000	-	-	-	-	(16,189)	-	-	-	-	-	-	-	811	(261)
Income from disposal of discontinued operations	-	-	-	-	-	(1,072)	-	-	-	-	-	-	-	(1,072)	-
GAIN FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	-	-	-	-	-	-	-	(261)	(261)

Equity earnings in subs outside China	(10,284)	(114,515)	-	-	(78,243)	-	-	-	-	-	-	-	-	-	(203,043)
Equity earnings in subs and VIES inside China	-	-	-	-	-	(26,405)	-	-	-	-	-	-	-	-	(26,405)
NET PROFIT(LOSS)	(10,284)	(114,515)	-	-	(78,243)	(26,405)	-	-	-	-	-	-	-	(229,447)	(229,447)

OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

	31-Dec-21
	SOS Ltd	China SOS Ltd	WFOE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd Adjustment(a)	WFOE Adjustment	VIE Adjustment	Inter- company Elimination	Subsidiaries Outside China Adjustment(b)	Subsidiaries Inside China Adjustment	SOS Ltd Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	15,315	-	-	718	275,475	-	-	-	-	-	(718)	-	290,790

COST OF REVENUES	-	2,327	-	-	3,728	271,824	-	-	-	-	-		-	277,879
GROSS PROFIT	-	12,988	-	-	(3,010)	3,651	-	-	-	-	-	(718)	-	12,911
OPERATING EXPENSES:
General and administrative	15,713	10,340	12	-	7,574	877	(12,033)	-	-	-	-	(718)	-	21,765
Share-based compensation	33,537	-	-	-	-	-	-	-	-	-	-	-	-	33,537
Selling expense	-	-	-	(3)	-	676	-	-	-	-	-	-	-	673
Total operating expenses	49,250	10,340	12	(3)	7,574	1,553	(12,033)	-	-	-	-	(718)	-	55,975
INCOME FROM OPERATIONS	(49,250)	2,648	(12)	3	(10,584)	2,098	12,033	-	-	-	-	-	-	(43,064)
OTHER INCOME(EXPENSE):
Other income (expense),net	(5,000)	-	-	-	-	(4,358)	-	-	-	-	-	-	-	(9,358)
Total other (expenses) income, net	(5,000)	-	-	-	-	(4,358)	-	-	-	-	-	-	-	(9,358)
INCOME (LOSS) BEFORE INCOME TAXES	(54,250)	2,648	(12)	3	(10,584)	(2,260)	12,033	-	-	-	-	-	-	(52,422)
INCOME TAXES	-	-	-	-	(3)	-)	-	-	-	-	-	-	-	(3)
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	-	-	-	-	-	3,374	-	-	-	-	-	-	-	3,374
Non-controlling interest	-	-	-	-	-	(200)	-	-	-	-	-	-	-	(200)

NET PROFIT(LOSS)	(54,250)	2,648	(12)	3	(10,587)	914	12,033	-	-	-	-	-	-	(49,251)

Notes

(a)	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.

(b)	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.

	31-Dec-23
		China			Subsidiaries	Subsidiaries	SOS Ltd.						China SOS
	SOS Ltd.	SOS Ltd.	WOFE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Adjustment (c)	Adjustment (d)	Adjustment (e)	Adjustment (f)	Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	19,447	156,811	859	-	54,990	47,070	-	-	-	-	-	-	-	-	-	279,177
Investment securities	-	-	-	-	-	307	-	-	-	-	-	-	-	-	-	307
Accounts receivable, net	-	-	-	-	231	578	-	-	-	-	-	-	-	-	-	809
Other receivables - net	7,203	490	-	-	2,270	217,042	-	-	-	-	-	-	(147,035)	-	-	79,970
Amount due from related parties	-	900	-	-	8,100	30,582	-	-	-	-	-	-	-	-	-	39,582
Inter-company receivable	128,413	22,213	286,198	-	(146,707)	(325,302)	35,185	-	-	-	-	-	-	-	-	-
Inventory	-	-	-	-	-	32,875	-	-	-	-	-	-	-	-	-	32,875
Intangible assets	-	6,289	-	-	15,107	-	-	-	-	-	-	-	-	-	-	21,396
Tax recoverable	16	-	-	-	1	1,262	-	-	-	-	-	-	-	-	-	1,279
Total current assets	155,079	186,703	287,057	-	(66,008)	4,414	35,185	-	-	-	-	-	(147,035)	-	-	455,395
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	377	-	-	-	-	-	-	-	-	-	-	377
Property equipment and software, net	-	3,425	-	-	24,557	66	-	-	-	-	-	-	-	-	-	28,048
Goodwill	-	-	-	-	-	72	-	-	-	-	-	-	-	-	-	72

Long-term investments																-
Investment in WFOE	-	314,335	(314,335)	-	-	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	-	(64,794)	-	-	64,794	-	-	-	-	-	-	-	-	-	-	-
Total non-current assets	-	252,966	-314,335	-	89,728	138	-	-	-	-	-	-	-	-	-	28,497
Total assets	155,079	439,669	(27,278)	-	23,720	4,552	35,185	-	-	-	-	-	(147,035)	-	-	483,892
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,359	-	-	24,327	1,054	-	-	-	-	-	-	-	-	-	36,740
Amount due to related parties	1,015	-	-	-	19	607	-	-	-	-	-	-	-	-	-	1,641
Operating lease liability-current	-	-	-	-	377	-	-	-	-	-	-	-	-	-	-	377
Advance from customers	-	-	-	-	-	15,192	-	-	-	-	-	-	-	-	-	15,192
Tax payable	-	-	-	-	2	75	-	-	-	-	-	-	-	-	-	77
Other payables	241	153,976	-	-	7,161	90	-	-	-	-	-	-	(153,976)	-	-	7,492
Total current liabilities	1,256	165,335	-	-	31,886	17,018	-	-	-	-	-	-	(153,976)	-	-	61,519
Total non-current liability	-	-	-	-	-	-	-	-	-	-			-	-	-	-
Total liabilities	1,256	165,335	-	-	31,886	17,018	-	-	-	-	-		(153,976)	-	-	61,519
Non-controlling interest	-	-	-	-	(3,619)	5	-	-	-	-	-	-	-	-	-	(3,614)
Shareholder’s equity
Paid up capital	54,301	387,283	-	-	70,951	(511,886)	16	-	-	-	-	-	-	-	-	665
Additional paid-in capital	177,227	-	-	-	-	513,953	39,165	-	-	-	-	-	-	-	-	730,345
Statutory Reserve	-	-	-	-	-	161	-	-	-	-	-	-	-	-	-	161
Retained earnings	(77,705)	(112,949)	-	-	(75,498)	(10,520)	-	-	-	-	-	-	-	-	-	(276,672)
Accumulated other comprehensive income (loss)	-	-	(27,278)	-	-	(4,179)	(3,996)	-	-	-	-	-	6,941	-	-	(28,512)
Total Shareholders’ equity	153,823	274,334	(27,278)	-	(4,547)	(12,471)	35,185	-	-	-	-	-	6,941	-	-	425,987
Total Liabilities and shareholders’ equity	155,079	439,669	-27,278	-	23,720	4,552	35,185	-	-	-	-	-	-147,035	-	-	483,892

	31-Dec-22
											Inter-	Subsidiaries	Subsidiaries
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	company elimination (g)	Outside China Adjustment	Inside China Adjustment	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$
ASSETS
Current assets:
Cash and cash equivalents	7,193	154,568	883	-	41,049	55,799	-	-	-	-	-	-	-	259,492
Accounts receivable, net	-	-	-	-	16	2,416	-	-	-	-	-	-	-	2,432
Other receivables - net	(4,741)	-	11	-	(2,100)	49,054	-	-	-	-	(902)	-	-	55,004
Amount due from related parties	17,000	900	-	-	8,100	43,038	-	-	-	-	-	-	-	69,038
Inter-company receivable	151,010	24,989	294,670	-	(135,864)	(334,805)	-	-	-	-	-	-	-	-
Inventory	-	-	-	-	-	46,273	-	-	-	-	-	-	-	46,273
Tax recoverable	16	-	-		(7)	2,534	-	-	-	-	-	-	-	2,543
Intangible assets	-	6,289	-	-	117	-	-	-	-	-	-	-	-	6,406
Total current assets	179,960	186,746	295,564	-	(84,489)	(135,691)	-	-	-	-	(902)	-	-	441,188
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	921	-	-	-	-	-	-	-	-	921
Property equipment and software, net	-	4,462	-	-	7,999	92	-	-	-	-	-	-	-	12,553
Goodwill	72													72
Long-term investments	(19)	-	-	-	-	19	-	-	-	-	-	-	-	-
Investment in subsidiaries outside China	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Investment in WFOE	(314,335)	314,335	-	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	(64,794)	-	-	-	64,794	-	-	-	-	-	-	-	-	-
Total non-current assets	(379,076)	318,797	-	-	73,714	111	-	-	-	-	-	-	-	13,546
Total assets	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,359	-	-	406	1,069	-	-	-	-	-	-	-	12,834

Amount due to related parties	622	--	1	-	19	1	-	-	-	-	-	-	-	643
Operating lease liability-current	-	-	-	-	544	-	-	-	-	-	-	-	-	544
Advance from customers	-	-	-	-	-	20,385	-	-	-	-	-	-	-	20,385
Payroll payable	-	-	-	-	-	2	-	-	-	-	-	-	-	2
Tax payable	-	-	-	-	2	92	-	-	-	-	-	-	-	94
Other payables	241	153,976	-	-	6,693	(148,929)	-	-	-	-	(902)	-	-	11,079
Total current liabilities	863	165,335	1	-	7,664	(127,380)	-	-	-	-	(902)	-	-	45,581
Operating lease liability-noncurrent	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total non-current liability	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total liabilities	863	165,335	1	-	8,041	(127,380)	-	-	-	-	(902)	-	-	45,958
Non-controlling interest	-	-	-	-	(841)	15	-	-	-	-	-	--		(826)
Shareholders’ equity
Paid up capital	(818,741)	452,078	295,491		70,950	596	-	-	-	-	-	-	-	374
Additional paid-in capital	191,536	-	-	-	-	7	-	-	-	-	513,945		-	705,488
Statutory Reserve	513,945	-	-	-	-	59	-	-	-	-	(513,945)			59
Retained earnings	(60,680)	(111,870)	73	-	(88,925)	(11,518)	-	-	-	-	-	-	-	(272,920)
Accumulated other comprehensive income (loss)	(26,039)	-	(1)	-	-	2,641	-	-	-	-	-	-	-	(23,399)
Total Shareholders’ equity	(199,979)	340,208	295,563	-	(17,975)	(8,215)	-	-	-	-	-	-	-	409,602
Total Liabilities and shareholders’ equity	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

	31-Dec-21
		China			Subsidiaries	Subsidiaries	SOS Ltd.						Inter-	Subsidiaries	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WOFE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Adjustment (c)	Adjustment (d)	Adjustment (e)	Adjustment (f)	company elimination(g)	Inside China Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	12,301	160,091	4,164	2	101,210	49,358	-	-	-	-	-	-	-	-	327,126
Accounts receivable, net	-	-	-	-	-	19,843	-	-	-	-	-	-	-	-	19,843
Other receivables - net	67,962	16,902	-	-	345	477	-	-	-	-	-	-	(79,391)	-	6,295
Amount due from related parties	-	900	-	-	1,000	30,406	-	-	-	-	-	-	-	-	32,306
Inter-company receivable	19,791	(153,855)	311,415	(2)	(19,791)	(196,737)	-	39,179	3,578	-	-	-	-	(3,578)	-
Inventory	-	-	-	-	-	60,587	-	-	-	-	-	-	-	-	60,587
Intangible assets	14,502														14,502
Advance payments	6,400	97,115	-	-	300	55,653	-	-	-	-	-	-	-	-	159,468
Tax recoverable	-	-	-	-	-	6,099	-	-	-	-	-	-	-	-	6,099
Assets related to discontinued operation	-	-	-	-	-	37,281	-	-	-	-	-	-	-	-	37,281
Total current assets	120,956	121,153	315,579	-	83,064	62,967	0	39,179	3,578	-	-	-	(79,391)	(3,578)	663,507
Non-current assets:
Property equipment and	-	9,844	-	-	16,373	-	-	-	-	-	-	-	-	-	26,217
Goodwill	-	-	-	-	-	72	-	-	-	-	-	-	-	-	72
Investment in subsidiaries outside	374,463	-	-		-	-	-	(374,463)	-		-	-	-	-	-
Investment in WFOE	-	310,205	-	-	-	-	(310,205)	-	-		-	-	-	-	-
Investment in China SOS	-	-	-	-	64,794	-	-	-	-		-	(64,794)	-	-	-
Assets related to discontinued operation	-	-	-	-	-	5,504	-	-	-		-	-	-	-	5,504
Total non-current assets	374,463	320,049	-	-	81,167	5,576	(310,205)	(374,463)	-		-	(64,794)	-	-	31,793
Total assets	495,419	441,202	315,579	-	164,231	68,543	(310,205)	(335,284)	3,578	0	-	(64,794)	(79,391)	(3,578)	695,300
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,376	-	-	-	-	-	-	-	-	-	-	-	-	11,376
Amount due to related parties	15	-	2	-	18	-	-	-	-	-	-	-	-	-	35
Advance from customers	-	-	-	-	-	19,309	-	-	-	-	-	-	-	-	19,309
Payroll payable	-	-	-	-	1		-	-	-	-	-	-	-	-	1
Other payables	5,141	(24,896)	47	-	5,093	23,464	-	-	(3,528)	-			-	-	5,321
Liabilities related to discontinued operation	-	-	-	-	-	103,771	-	-	-	-			(79,391)	-	23,771
Total current liabilities	5,156	(13,520)	49	-	5,112	145,935	-	-	(3,528)	-			(79,391)	-	59,813
Liabilities related to discontinued operation	-	-	-	-	-	1,918	-	-	-	-	-	-	-	-	1,918
Total non-current liability	-	-	-	-	-	1,918	-	-	-	-	-	-	-	-	1,918
Total liabilities	5,156	(13,520)	49	-	5,112	147,853	-	-	(3,528)	-	-		(79,391)	-	61,731
Shareholders’ equity		-												-
Paid up capital	427,236	452,076	315,546	-	98,760	(94,351)	(310,205)	(374,448)	7,106		(453,082)	(64,794)		(3,578)	266
Additional paid-in capital	119,147	-	-	-	-	10	-	39,164	-	-	514,065	-	-	-	672,386
Retained earnings	(56,120)	2,646	(16)	-	60,359	14,831	-	-	-	-	(65,113)	-	-	-	(43,413)
Accumulated other comprehensive	-	-	-	-	-	-	-	-	-	-	4,130	-	-	-	4,130
Non-controlling interest	-	-	-	-	-	200	-	-	-	-	-	-	-	-	200
Total Shareholders’ equity	490,263	454,722	315,531	-	159,119	(79,310)	(310,205)	(335,284)	7,106	0	-	(64,794)	-	(3,578)	633,569
Total Liabilities and shareholders’	495,419	441,202	315,579	-	164,231	68,543	(310,205)	(335,284)	3,578	0	-	(64,794)	(79,391)	(3,578)	695,300

Notes

(a)	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up & additional paid-up capital by going through inter-company account;

(b)	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;

(c)	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(d)	China SOS received financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital & additional paid-up capital by going through inter-company account to offset other receivables and other payable;

(e)	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;

(f)	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(g)	This entry represents an inter-company elimination entry between SOS and SOSNY.

	31-Dec-23
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments (a)	Consolidation Adjustments (b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(11,311)	1,218	(67)	-	10,195	(3,686)	-		(3,651)
Net (loss) from discontinued operation	-	-	-	-	-	-	-	-	-
Net loss from continuing operation	(11,311)	1,218	(67)	-	10,195	(3,686)	-	-	(3,651)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	-	-	-	-	-	4,975	-	-	4,975
Depreciation of ROU	-	-	-	-	800	-	-	-	800
Accretion of finance leases	-	-	-	-	32	-	-	-	32
Share-based compensation	7,264	-	-	-	-	-	-	-	7,264
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	451	-	-	451
Allowance for doubtful accounts - other receivable	180	-	-	-	6	42	-	-	228
Impairment of cryptocurrencies	-	-	-	-	970	-	-	-	970
Impairment of Mining Equipment	-	-	-	-	4,455	-	-	-	4,455
Inventory impairment	-	-	-	-	-	194	-	-	194
Inventory	-	-	-	-	(231)	13,435	-	-	13,204
Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	1,172	-	-	1,172
Investment securities	-	-	-	-	-	(307)	-	-	(307)
Other receivables	(9,042)	(242,263)	-	-	(159,763)	(206,265)	592,139	-	(25,194)
Inter-company account	(128,413)	(22,213)	(286,198)	-	144,755	292,069	-	-	-
Amount due from related parties	17,000	-	-	-	-	12,456	-	-	29,456
Intangible assets	-	-	-	-	(15,960)	-	-	-	(15,960)
Accrued liabilities	-		-	-		(5,193)	-	-	(5,193)
Tax payables	-		-	-		1,247	-	-	1,247
Accounts payable	-	-	-	-	(79)	(15)	-	-	(94)
Other payables	-	-	-	-	1,674	149,019	(155,488)	-	(4,795)
Amount due to related parties	393	-	(1)	-	-	606	-	-	998
Lease liability	-	-	-	-	(544)	-	-	-	(544)
Net Cash used in Operating Activities - Continuing Operations	(123,929)	(263,258)	(286,266)	-	(13,690)	260,200	436,651	-	9,708
Net Cash generated from Operating Activities - Discontinued Operations	-	-	-	-	-	54	-	-	54

CASH FLOWS FROM INVESTING ACTIVITIES:						-	-
Purchase of property, equipment and equipment	-	-	-	-	-	-	-		-
Investment in equity	-	-	-	-	-	-			-
Proceed from disposals of discontinued operations	-	-	-	-	-	-	-
Net cash (used in) generated from investing activities	-	-	-	-	-	-	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	17,884	-	-	-	-	-	-	-	17,884
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-		-
Repayment of principle portion of lease liabilities	-	-	-	-	(288)	-	-		(288)
Proceeds from disposal of subsidiaries	-	-	-	-	-	-	-		-
Net cash generated from (used in) financing activities	17,884	-	-	-	(288)	-	-	0	17,596
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(7,619)	-		(7,619)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	(106,045)	(263,258)	(286,266)	-	(13,978)	252,581	436,651	-	19,685
CASH AND CASH EQUIVALENTTS, beginning of year	7,193	154,568	883	-	41,049	55,799	-		259,492
CASH AND CASH EQUIVALENTTS, end of year	19,447	156,811	859	0	54,990	47,070	-	-	279,177

	31-Dec-22
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(10,284)	(114,515)	-	-	(78,243)	(26,405)	-	-	(229,447)
Net (loss) from discontinued operation	-	-	-	-	-	(261)	-	-	(261)
Net loss from continuing operation	(10,284)	(114,515)	-		(78,243)	(26,144)	-	-	(229,186)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	3,143	-	-	4,783	34	-	-	7,960
Depreciation of ROU	-	-	-	-	693	-	-	-	693
Accretion of finance leases	-	-	-	-	75	-	-	-	75
Share-based compensation	14,714	-	-	-	-	-	-	-	14,714
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	(500)	-	-	(500)
Allowance for doubtful accounts - other receivable	9,422	92,817	-	-	12,402	56,201	-	-	170,842
Impairment of cryptocurrencies	-	8,425	-	-	-	-	-	-	8,425
Impairment of Mining Equipment	-	7,686	-	-	14,562	2,795	-	-	25,043
Inventory impairment	-	-	-	-	-	16,786	-	-	16,786
Loss on acquisition	-	-	-	-	-	-	-	-	-
Income from disposal of discontinued operations	-	-	-	-	-	-	-	-	-
Inventory	-	-	-		(16)	(5,251)	-		(5,267)
Changes in operating assets and liabilities	-	-	-	-	-	-	-	-	-
Accounts receivable	-	-	-	-	-	17,911	-	-	17,911
Other receivables	81,100	(39,738)	-	-	(90,554)	(10,891)	-	-	(60,083)
Inter-company account	(114,793)	(22,757)	(294,669)		132,373	299,846	-	-	-
Amount due from related parties	(20,830)	(113,769)	212,863	(2)	(47,708)	(79,347)	(4,941)	-	(53,732)
Intangible assets	-	(212)	-	-	(117)	-	-	-	(329)
Accrued liabilities	-	-	-	-	-	1,076	-	-	1,076
Tax payables	-	-	-	-	-	3,650	-	-	3,650
Accounts payable	-	-	-	-	407	1,051	-	-	1,458
Other payables	100	178,855	78,525		1,600	(253,320)	-	-	5,760
Amount due to related parties	-	-	-	-	-	607	-	-	607
Contract liabilities	-	-	-	-	-	-	-	-	-
Lease liability	-	-	-	-	921	-	-	-	921
Net Cash used in Operating Activities - Continuing Operations	(40,571)	(65)	(3,281)	(2)	(48,822)	24,504	(4,941)	-	(73,176)
Net Cash generated from Operating Activities - Discontinued Operations	-	-	-	-	-	261	-	-	261

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)
Investment in equity									-
Proceed from disposals of discontinued operations	-	-	-	-	-	-	-	-	-
Net cash (used in) generated from investing activities	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	18,463	-	-	-	-	-	-	-	18,463
Repayment of principle portion of lease liabilities	-	-	-	-	(768)	-	-	-	(768)
Proceeds from disposal of subsidiaries	17,000	-	-	-	-	-	-	-	17,000
Net cash generated from (used in) financing activities	35,463	-	-	-	(768)	-	-	-	34,695
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(24,283)	-	-	(24,283)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	(5,108)	(5,523)	(3,281)	(2)	(60,162)	482	(4,941)	-	(78,533)
CASH AND CASH EQUIVALENTTS, beginning of year	12,301	160,091	4,164	2	101,210	60,259	-	-	338,025
CASH AND CASH EQUIVALENTTS, end of year	7,193	154,568	883	-	41,048	60,742	-	-	264,434

	31-Dec-21
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(54,250)	2,648	(12)	3	(10,584)	911	-	12,033	(49,251)
Net income from discontinued operation	-	-	-	-	-	3,374	-	-	3,374
Net (loss)/income from continuing operation	(54,250)	2,648	(12)	3	(10,584)	(2,463)	-	12,033	(52,625)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	-	-	-	-	4,007	-	-	4,007
Depreciation of ROU	-	-	-	-	-	843	-	-	843
Share-based compensation	33,537	-	-	-	-	-	-	-	33,537
Accretion of finance leases	-	-	-	-	-	152	-	-	152
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	963	-	-	963
Allowance for doubtful accounts - other receivable	-	-	-	-	-	269	-	-	269
Impairment of cryptocurrencies	-	-	-	-	925	-	-	-	925
Accounts receivable	-	-	-	-	-	(19,843)	-	-	(19,843)
Other receivables	(9,522)	(99,516)	-	-	(595)	(52,300)	-	-	(161,933)
Inter-company account	(99,132)	128,855	(311,415)	-	84,650	197,042	-	-	-
Amount due from related parties		(900)	(2)		1,000	(32,404)			(32,306)
Intangible assets	-	(14,502)	-	-	-	-	-	-	(14,502)
Accrued liabilities	-	-	-	-	3	19,306	-	-	19,309
Inventory	-	-	-	-	-	(60,587)	-	-	(60,587)
Tax payables	-	-	-	-	-	(6,099)	-	-	(6,099)
Accounts payable	-	11,359	-	-	-	17	-	-	11,376
Other payables	5,141	121	47	-	-	12	-	-	5,321
Amount due to related parties	15	-	-	-	9	2	-	-	26
Net cash (used in) generated from operating activities	(124,211)	28,065	(311,382)	3	75,408	48,917	-	12,033	(271,167)
Net cash (used in) in generating from discontinued operating activities:	-	-	-	-	-	52,604	-	-	52,604

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(11,358)	-	-	(16,922)	(4,754)	-	-	(33,034)
Investment in equity	(374,463)	(310,205)	-	-	(64,794)	(657)	750,119	-	-
Net cash (used in) generated from investing activities	(374,463)	(321,563)	-	-	(81,716)	(5,411)	750,119	-	(33,034)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities	-	-	-	-	-	(1,764)	-	-	(1,764)
Proceed from share issuance, net of issuance costs	510,271	452,076	315,547	-	110,523	(40,426)	(750,119)	(12,033)	585,839
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-	-	-
Net cash generated from (used in) financing activities	510,271	452,076	315,547	-	110,523	(42,190)	(750,119)	(12,033)	584,075
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	(1)	-	(98)	1,924	-	-	1,825

Net increase, effect of exchange rate changes on cash and cash equivalent	11,597	158,578	4,164	3	104,117	55,844	-	-	334,303
CASH AND CASH EQUIVALENTTS, beginning of year	1	-	-	-	-	3,721	-	-	3,722
CASH AND CASH EQUIVALENTTS, end of year	11,598	158,578	4,164	3	104,117	59,565	-	-	338,025

Notes

(a)	This entry is to eliminate investment against equity accounts;

(b)	This entry is to offset legal expenses against gross proceeds from direct public offerings.